NATURE OF OPERATIONS AND GOING CONCERN (Narrative) (Details) - USD ($) $ in Thousands		1 Months Ended		3 Months Ended		9 Months Ended
	Dec. 08, 2020	Jun. 17, 2020	Dec. 19, 2019	Nov. 30, 2020	Nov. 30, 2019	Aug. 31, 2020
Disclosure Of Nature Of Operations And Going Concern [Line Items]
(Loss) Income for the period				$ (2,564)	$ 554	$ (7,682)
Cash used in operating activities				(1,527)	$ (1,052)
Proceeds from issuing shares		$ 1,700	$ 4,000	12,736
Repayments of principal amount				$ 3,515
Subsequent Events [Member]
Disclosure Of Nature Of Operations And Going Concern [Line Items]
Proceeds from issuing shares	$ 2,500
Waterberg JV Co. [Member]
Disclosure Of Nature Of Operations And Going Concern [Line Items]
Effective ownership proportion after combined ownership of Mnombo's ownership portion with Platinum Group Metals (RSA) (Pty) Ltd				63.05%
Sprott Loan Facility [Member]
Disclosure Of Nature Of Operations And Going Concern [Line Items]
Borrowings				$ 16,500
Sprott Loan Facility [Member] | Subsequent Events [Member]
Disclosure Of Nature Of Operations And Going Concern [Line Items]
Repayments of principal amount	$ 1,250